Long-Term Bank Loan (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Less: Current portion	$ 1,516,677	$ 0
Avatar Marine Inc. [Member]
Avatar Marine Inc.	20,000,000	0
Less: Current portion	1,540,000	0
Long-term portion	18,460,000	0
Deferred charges, current portion	23,323	0
Deferred charges, long-term portion	113,866	0
Long-term bank loan, current portion net of deferred charges	1,516,677	0
Long-term bank loan, long-term portion net of deferred charges	$ 18,346,134	$ 0